Segment Information (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of summarized segment information
Presented in the tables below is summarized segment information:

	As of or for the Three Months Ended March 31, 2026
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,111	$96	$1,207
Less:
Operation and maintenance (a)	417	76	493
Other segment items (b)	66	1	67
Depreciation and amortization	234	3	237
Interest expense	126	37	163
Interest income	(1)	(11)	(12)
Provision for income taxes	61	2	63

Net income (loss) attributable to common shareholders	$208	$(12)	$196

Total assets	$33,168	$2,096	$35,264
Cash paid for capital expenditures	$657	$2	$659

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	As of or for the Three Months Ended March 31, 2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$1,049	$93	$1,142
Less:
Operation and maintenance (a)	395	73	468
Other segment items (b)	67	(1)	66
Depreciation and amortization	213	3	216
Interest expense	114	30	144
Interest income	(1)	(21)	(22)
Provision for income taxes	60	5	65

Net income attributable to common shareholders	$201	$4	$205

Total assets	$30,288	$2,868	$33,156
Cash paid for capital expenditures	$545	$3	$548

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.